                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  12/31/05
                                               ---------------------------

Check here if Amendment: |_|; Amendment Number:
                                                ----------

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Empire Capital Management, LLC
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Address: 1 Gorham Island
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         2nd Floor
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         Westport, CT 06880
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Form 13F File Number: 28-
                         -------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James Morley
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Title: Client Service Representative
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Phone: 212-713-9117
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Signature, Place, and Date of Signing:

   James Morley                 New York, NY                    02/13/06
---------------------       ----------------------        ---------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-
   --------------------------      --------------------------------------------
[Repeat as necessary.]
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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                        --------------------

Form 13F Information Table Entry Total:
                                        --------------------

Form 13F Information Table Value Total: $
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

------    ---------------------------   ----------------------------------

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                                              12/31/2005
UBS SECURITIES LLC

       ITEM 1           ITEM 2     ITEM 3     ITEM 4          ITEM 5           ITEM 6               ITEM 7            ITEM 8
------------------    ---------   --------   --------        ---------  ----------------------     --------    --------------------
                                                                                      INVEST.
                       TITLE                  FAIR                                     DISC.                      VOTING AUTHORITY
                        OF        CUSIP      MARKET          SHRS OF     SOLE SHARED   OTHER                   SOLE   SHARED  NONE
  NAME OF ISSUER       CLASS      NUMBER      VALUE          PRN AMT     (A)   (B)      (C)        MANAGERS    (A)     (B)     (C)
------------------    ---------   --------   --------        -------     ---  ------ ----------    --------    ----   ------  -----
ACCENTURE LTD CL-A    COMMON       G1150G111 $ 10,104,500.00  350000 N    X                         FINE      350000    0      0
ADAMS
 LABORATORIES INC     OTC EQ       8358087   $    681,624.00   16764 N    X                         FINE       16764    0      0
AEROFLEX INC          OTC EQ       007768104 $  2,526,250.00  235000 N    X                         FINE      235000    0      0
AMERICAN TOWER
 SYSTEM CORP          COMMON       029912201 $ 14,905,000.00  550000 N    X                         FINE      550000    0      0
APPLE COMPUTER INC    OTC EQ       037833100 $  7,907,900.00  110000 N    X                         FINE      110000    0      0
ASM LITHOGRAPHY
 HOLDING NV           OTC EQ       N07059111 $  4,016,000.00  200000 N    X                         FINE      200000    0      0
ATHEROS
 COMMUNICATIONS INC   OTC EQ       04743P108 $  2,299,219.00  176863 N    X                         FINE      176863    0      0
ATI TECHOLOGIES INC   OTC EQ       001941103 $ 11,383,300.00  670000 N    X                         FINE      670000    0      0
AVID TECHNOLOGY INC   OTC EQ       05367P100 $  5,426,716.00   99100 N    X                         FINE       99100    0      0
BINDVIEW
 DEVELOPMENT CORP     OTC EQ       090327107 $  9,132,014.00 2294476 N    X                         FINE     2294476    0      0
BROCADE
 COMMUNICATIONS SYS   OTC EQ       111621108 $ 14,383,380.00 3534000 N    X                         FINE     3534000    0      0
CHINA TECHFAITH
 WIRELESS             OTC EQ       169424108 $    190,997.00   14148 N    X                         FINE       14148    0      0
CITRIX SYSTEMS        OTC EQ       177376100 $  9,888,866.00  344200 N    X                         FINE      344200    0      0
COMVERSE
 TECHNOLOGY INC       OTC EQ       205862402 $  9,746,006.00  366529 N    X                         FINE      366529    0      0
CONEXANT SYSTEMS INC  OTC EQ       207142100 $  3,576,902.00 1582700 N    X                         FINE     1582700    0      0
DIGITAL VIDEO
 SYSTEMS INC          OTC EQ       25387R506 $    287,454.00  172128 N    X                         FINE      172128    0      0
ELECTRONICS FOR
 IMAGING IN           OTC EQ       286082102 $  1,064,400.00   40000 N    X                         FINE       40000    0      0
EXTREME
 NETWORKS INC         OTC EQ       30226D106 $  5,286,285.00 1112902 N    X                         FINE     1112902    0      0
FAIRCHILD
 SEMICONDUCTOR IN     COMMON       303726103 $  6,679,450.00  395000 N    X                         FINE      395000    0      0
FIRST AVENUE
 NETWORKS INC         OTC EQ       31865X106 $ 16,572,529.00 3174814 N    X                         FINE     3174814    0      0
GOOGLE INC            OTC EQ       38259P508 $ 18,668,700.00   45000 N    X                         FINE       45000    0      0
HARMONIC INC          OTC EQ       413160102 $    970,000.00  200000 N    X                         FINE      200000    0      0
IAC/INTERACTIVECORP   OTC EQ       44919P300 $ 14,721,200.00  520000 N    X                         FINE      520000    0      0
INFOSYS
 TECHNOLOGIES LTD     OTC EQ       456788108 $  5,579,340.00   69000 N    X                         FINE       69000    0      0
INTEGRATED
 DEVICE TECHNOLO      OTC EQ       458118106 $  7,491,380.00  568390 N    X                         FINE      568390    0      0
INTERSIL
 CORPORATION CL A     OTC EQ       46069S109 $ 11,693,600.00  470000 N    X                         FINE      470000    0      0
JAMDAT MOBILE INC     OTC EQ       47023T100 $  3,165,864.00  119107 N    X                         FINE      119107    0      0
KANA SOFTWARE INC     OTC EQ       483600300 $  6,712,973.00 5009681 N    X                         FINE     5009681    0      0
LANTRONIX INC         OTC EQ       516548104 $ 12,843,270.00 7783800 N    X                         FINE     7783800    0      0
LINEAR
 TECHNOLOGY CORP      OTC EQ       535678106 $  7,214,000.00  200000 N    X                         FINE      200000    0      0
LINKTONE LTD          OTC EQ       535925101 $  1,972,200.00  190000 N    X                         FINE      190000    0      0
MICREL INC.           OTC EQ       594793101 $  9,074,970.00  783000 N    X                         FINE      783000    0      0
MONSTER
 WORLDWIDE INC        OTC EQ       611742107 $  2,881,892.00   70600 N    X                         FINE       70600    0      0
MOTIVE INC            OTC EQ       61980V107 $    772,500.00  250000 N    X                         FINE      250000    0      0
                                             $239,820,681.00

NII HOLDINGS INC      OTC EQ       62913F201 $ 14,213,472.00  325400 N    X                         FINE      325400    0      0
ON SEMICONDUCTOR
 CORP                 OTC EQ       682189105 $  2,260,111.00  408700 N    X                         FINE      408700    0      0
OPENWAVE SYS
 INC NEW              OTC EQ       683718308 $  3,620,989.00  207269 N    X                         FINE      207269    0      0
OVERLAND
 STORAGE INC          OTC EQ       690310107 $  4,619,520.00  576000 N    X                         FINE      576000    0      0
POWERWAVE
 TECHNOLOGIES INC     OTC EQ       739363109 $  5,391,587.00  428925 N    X                         FINE      428925    0      0
QUEST
 SOFTWARE INC         OTC EQ       74834T103    $ 437,700.00   30000 N    X                         FINE       30000    0      0
RADVISION LTD         OTC EQ       M81869105 $  5,849,912.00  352772 N    X                         FINE      352772    0      0
RIGHTNOW TECH INC     OTC EQ       76657R106 $  1,554,184.00   84192 N    X                         FINE       84192    0      0
SANDISK CORP          OTC EQ       80004C101 $  1,884,600.00   30000 N    X                         FINE       30000    0      0
SBA COMMUNCATIONS
 CORP                 OTC EQ       78388J106 $  3,837,760.00  214400 N    X                         FINE      214400    0      0
SECURE COMPUTING
 CORPORATI            OTC EQ       813705100 $  3,767,400.00  307292 N    X                         FINE      307292    0      0
SEMTECH CORP          OTC EQ       816850101 $  2,669,612.00  146200 N    X                         FINE      146200    0      0
SILICON IMAGE INC     OTC EQ       82705T102 $  6,133,243.00  676212 N    X                         FINE      676212    0      0
SILICON
 LABORATORIES INC     OTC EQ       826919102 $  8,604,102.00  234700 N    X                         FINE      234700    0      0
STMICROELECTRONICS
 N V                  COMMON       861012102 $  8,100,000.00  450000 N    X                         FINE      450000    0      0
SUMMUS INC            OTC EQ       866366305 $  4,296,623.00 1828350 N    X                         FINE     1828350    0      0
SUN MICROSYSTEMS
 INC                  OTC EQ       866810104 $  2,933,000.00  700000 N    X                         FINE      700000    0      0
SYNAPTICS INC         OTC EQ       87157D109 $ 10,629,600.00  430000 N    X                         FINE      430000    0      0
TELLABS INC           OTC EQ       879664100 $  4,258,096.00  390651 N    X                         FINE      390651    0      0
TERADYNE INC          COMMON       880770102 $  9,106,250.00  625000 N    X                         FINE      625000    0      0
TIBCO SOFTWARE INC    OTC EQ       88632Q103 $  3,921,750.00  525000 N    X                         FINE      525000    0      0
TOM ONLINE INC        COMMON       889728200 $  3,666,700.00  185000 N    X                         FINE      185000    0      0
TRAVELZOO INC         OTC EQ       89421Q106 $  3,025,000.00  137500 N    X                         FINE      137500    0      0
TRIDENT
 MICROSYSTEMS INC     OTC EQ       895919108 $  6,300,000.00  350000 N    X                         FINE      350000    0      0
TUMBLEWEED
 COMMUNICATIONS       OTC EQ       899690101 $ 14,987,767.00 4866158 N    X                         FINE     4866158    0      0
TURBOCHEF
 TECHNOLOGIES INC     OTC EQ       900006206 $  3,500,753.00  243785 N    X                         FINE      243785    0      0
VALUECLICK INC        OTC EQ       92046N102 $  4,165,300.00  230000 N    X                         FINE      230000    0      0
VASCO DATA
 SECURITY INTL I      OTC EQ       92230Y104 $  2,958,000.00  300000 N    X                         FINE      300000    0      0
WITNESS SYS INC       OTC EQ       977424100 $    295,050.00   15000 N    X                         FINE       15000    0      0
XEROX CORP            COMMON       984121103 $  6,006,500.00  410000 N    X                         FINE      410000    0      0
                                             $152,994,581.00

                                   Aggregate $392,815,262.00